Financing Income, Net	6 Months Ended
Jun. 30, 2023
Financing Income, Net [Abstract]
FINANCING INCOME, NET

NOTE 6 - FINANCING INCOME, NET

	Six-month period ended June 30,
	2023	2022
	Unaudited

Change in fair value of convertible advanced investment	$(269)	$(189)
Change in fair value of derivative warrant liability	106	-
Amortization of discount and accrued interest relating to straight loan received from commercial bank	68	12
Amortization of discount relating to loan received from controlling shareholder	28	- (*)
Change in accounting estimates related to maturity date of loan received from controlling shareholder	12	-
Exchange rate differences and other finance expenses	(32)	46
	$(87)	$(131)

(*)	During the period of six months ended June 30, 2022, discount expenses relating to loan received from controlling shareholder were de minimis. See also Note 7 below.